15. TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade Accounts Payable
Schedule of trade and accounts payable

	12.31.20	12.31.19
Domestic suppliers
Third parties	7,611,170	4,930,424
Foreign suppliers
Third parties	1,487,206	915,611
(-) Adjustment to present value	(88,389)	(49,269)
	9,009,987	5,796,766

Current	8,996,206	5,784,419
Non-current	13,781	12,347